OPERATING SEGMENT AND GEOGRAPHIC INFORMATION - Summary of total assets by segment - (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 554,611	$ 590,735
Operating Segments
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	554,611	590,735
Operating Segments | Data center and network services
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	309,240	286,689
Operating Segments | Cloud and hosting services
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	224,831	281,340
Corporate
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 20,540	$ 22,706